SHARE-BASED COMPENSATION - Summary of Status and Changes of Unvested Restricted Stock (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Unvested, beginning balance (in shares)	3,041,000
Unvested, ending balance (in shares)	4,695,000		3,041,000
Weighted-Average Grant Date Fair Value
Unvested beginning balance (in dollars per share)	$ 0.80
Unvested ending balance (in dollars per share)	$ 0.68		$ 0.80
RSU
Number of Shares
Unvested, beginning balance (in shares)	3,041,000	0	0
Granted (in shares)	4,160,000	0	2,482,000	0	0
Cancelled RSU (in shares)	(217,000)
Released RSU (in shares)	(3,293,000)
Unvested, ending balance (in shares)			3,041,000	0
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 0.68
Cancelled RSU (in dollars per share)	0.75
Released RSU (in dollars per share)	$ 0.76
PSUs
Number of Shares
Granted (in shares)	1,004,000	0	559,000
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 0.67